(BULL LOGO)
Merrill Lynch Investment Managers


Semi-Annual Report
June 30, 2002


Merrill Lynch
Strategy
Series, Inc.


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Strategy Series, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH STRATEGY SERIES, INC.


Officers and Directors


Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Stephen M. Benham, Secretary


Custodian
The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863



Merrill Lynch Strategy Series, Inc., June 30, 2002


DEAR SHAREHOLDER


As we announced in our last report to shareholders dated December 31, 2001, on May 1, 2002 the Funds were rebranded and renamed Merrill Lynch Strategy Series, Inc. In connection with these changes, the Funds implemented the Merrill Lynch Select Pricing SM System. Under this system, Class A Shares of each Fund became Class D Shares and Class I Shares became Class A Shares. Class B and Class C Shares kept their share designations. All sales charges and 12b-1 fees applicable to each class also remained the same, including any applicable contingent deferred sales charges. Each Fund's investment objective remained the same: Merrill Lynch Strategy Growth and Income Fund seeks to provide high total return with reduced risk over the long term; Merrill Lynch Strategy Long-Term Growth Fund seeks to provide long-term capital growth; and Merrill Lynch Strategy All-Equity Fund seeks to provide long-term capital growth. On January 14, 2002, the Board of Directors approved a change in the underlying funds in which the equity portion of the Funds mentioned above may invest, effective on March 28, 2002. The change in underlying funds will not affect each Fund's investment objective or primary investment strategies, including its strategic target allocations. The new underlying equity funds will be: Master Large Cap Value Portfolio and Master Large Cap Growth Portfolio of the Master Large Cap Series Trust and Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust. The fixed income portion of each Fund, if any, will continue to be invested in the Master Aggregate Bond Index Series of Quantitative Master Series Trust.

During the six-month period ended June 30, 2002, Merrill Lynch Strategy All-Equity Fund's Class A, Class B, Class C and Class D Shares had total returns of -11.07%, -11.74%, -11.74% and -11.46%, respectively. For the same period, Merrill Lynch Strategy Growth and Income Fund's Class A, Class B, Class C and Class D Shares had total returns of -5.16%, -5.87%, -5.76% and -5.39%, respectively, while Merrill Lynch Strategy Long-Term Growth Fund's Class A, Class B, Class C and Class D Shares had total returns of -8.55%, -8.81%, -8.82% and -8.55%, respectively. (Investment results shown do not reflect sales charges. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) For the six months ended June 30, 2002, Merrill Lynch Strategy Series' returns fell along with the market. In particular, the unmanaged Standard & Poor's (S&P) 500 Index had a return of -13.16% for the six months ended June 30, 2002.

The investment approach of Merrill Lynch Strategy Series is to focus on four macroinvesting decisions: stocks versus bonds, large cap stocks versus small cap stocks, value stocks versus growth stocks, and domestic stocks versus international stocks. To implement these four decisions, the Funds invest in underlying equity and bond funds that closely track the unmanaged S&P equity indexes and the unmanaged Lehman Brothers Aggregate Bond index. As such, the impact from four macroinvesting decisions can explain the performance of the Funds relative to their respective benchmarks.

The equity component of each Fund is invested similarly. For the six-month period ended June 30, 2002, the equity components exceeded the S&P Super Composite 1500 Index by approximately 0.5% and the S&P 500 Index by almost 2%. The Funds benefited from the decision to overweight small cap stocks and international stocks during the first half of the year. Small cap stocks and international stocks performed significantly better than the S&P 500 Index of large cap stocks for the six months ended June 30, 2002.


Economic and Market Environment
We see both positives and negatives occurring in the marketplace. The liquidity backdrop with corporate profit improvement and the fact that, on average, more stocks are rising than falling are certainly positives for U.S. equities. The decline in U.S. indexes is attributable to mid cap stocks and the failure of a sustained rally largely reflects high overall valuations, coupled with damaged confidence levels caused by corporate accounting irregularities.

We believe U.S. equity markets are likely to enjoy a cyclical rally during the second half of this year. As we mentioned before, corporate profits are improving, though driven more by cost cutting and increased productivity than revenue growth. Revenue growth should eventually be helped by steady growth demand, a weaker dollar and some increase in pricing power. An improvement in profitability and cash flow should cause an upturn in capital spending and favorable depreciation allowances. Consumer spending, a prime driver of the U.S. economy, has little potential to accelerate but should remain healthy as labor markets improve.

The U.S. real estate market has more than offset the sluggish stock market drag on the U.S. economy. While real gross domestic product growth will slow from the first quarter's 6.1% pace, it should record growth of at least 3% during the second half of this year. We believe that the Federal Reserve Board will slowly move from its neutral policy to restore short-term interest rates to more normal levels. While equity markets may react positively to the Federal Reserve Board's increasing confidence in economic recovery, valuation levels may temper any real enthusiasm.

Investors face a legitimate list of problems. These include the continued risk of terrorist threats to the United States, continued global geopolitical tension, protectionist signs, and continued uncertainty concerning corporate governance and accounting amidst a weakening U.S. dollar. The era of double-digit equity market returns in the 1980s and 1990s has clearly been interrupted. Indexes are likely to do well to record high single-digit returns during this decade. Equity ownership peaked in 2000 and investors have and will continue to look with increasing interest at the potential of other assets. While we are experiencing a significant bottom in inflation given the Federal Reserve Board's bias toward easing a weaker dollar and the high cost of fighting terrorism, investors will become increasingly interested in diversifying investments from a high concentration in U.S. equities.


In Conclusion
We thank you for your continued support of Merrill Lynch Strategy
Series, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Philip Green)
Philip Green
Senior Vice President and
Portfolio Manager



August 7, 2002



Merrill Lynch Strategy Series, Inc., June 30, 2002


PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds' Investment Adviser voluntarily waived a portion of its management and administration fees and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Funds' performance would have been lower.



Growth and
Income Fund

Average Annual
Total Return


                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/02                    -6.80%         -11.70%
Inception (6/2/00) through 6/30/02        -7.36          - 9.73

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                     % Return Without    % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/02                    -7.88%         -11.52%
Inception (6/2/00) through 6/30/02        -8.36          - 9.67

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/02                    -7.74%         -8.65%
Inception (6/2/00) through 6/30/02        -8.40          -8.40

*Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without   % Return With
Class D Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/02                    -7.06%         -11.94%
Inception (6/2/00) through 6/30/02        -7.63          -10.00

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



Long-Term
Growth Fund

Average Annual
Total Return


                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/02                   -11.79%         -16.42%
Inception (6/2/00) through 6/30/02       -12.23          -14.48

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return     % Return With
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/02                    -12.56%        -16.06%
Inception (6/2/00) through 6/30/02        -13.07         -14.33

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/02                    -12.65%        -13.52%
Inception (6/2/00) through 6/30/02        -13.09         -13.09

*Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without   % Return With
Class D Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/02                    -11.93%        -16.56%
Inception (6/2/00) through 6/30/02        -12.41         -14.65

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



All-Equity Fund

Average Annual
Total Return


                                   % Return Without   % Return With
Class A Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/02                    -16.61%        -20.98%
Inception (6/2/00) through 6/30/02        -16.75         -18.88

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                         % Return        % Return
Class B Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/02                    -17.41%        -20.71%
Inception (6/2/00) through 6/30/02        -17.58         -18.78

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
Class C Shares*                        Without CDSC    With CDSC**

One Year Ended 6/30/02                    -17.41%        -18.23%
Inception (6/2/00) through 6/30/02        -17.58         -17.58

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without   % Return With
Class D Shares*                      Sales Charge     Sales Charge**

One Year Ended 6/30/02                    -16.77%        -21.14%
Inception (6/2/00) through 6/30/02        -16.93         -19.05

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent Performance Results*

                                                                               Since
                                                6-Month        12-Month      Inception
As of June 30, 2002                           Total Return   Total Return   Total Return
Growth and Income Fund Class A Shares            - 5.16%        - 6.80%        -14.70%
Growth and Income Fund Class B Shares            - 5.87         - 7.88         -16.60
Growth and Income Fund Class C Shares            - 5.76         - 7.74         -16.67
Growth and Income Fund Class D Shares            - 5.39         - 7.06         -15.22
Long-Term Growth Fund Class A Shares             - 8.55         -11.79         -23.77
Long-Term Growth Fund Class B Shares             - 8.81         -12.56         -25.27
Long-Term Growth Fund Class C Shares             - 8.82         -12.65         -25.31
Long-Term Growth Fund Class D Shares             - 8.55         -11.93         -24.09
All-Equity Fund Class A Shares                   -11.07         -16.61         -31.70
All-Equity Fund Class B Shares                   -11.74         -17.41         -33.10
All-Equity Fund Class C Shares                   -11.74         -17.41         -33.10
All-Equity Fund Class D Shares                   -11.46         -16.77         -32.00

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.


Merrill Lynch Strategy Series, Inc., June 30, 2002


SCHEDULE OF INVESTMENTS                                                                                   (in U.S. Dollars)

Growth and                      Shares
Income Fund                      Held                  Underlying Equity Funds                                      Value
             Underlying         515,953   Master International (Capitalization Weighted) Index Series        $    5,043,375
             Equity             526,935   Master Mid Cap Index Series                                             4,786,977
             Funds++--55.8%   3,900,969   Master S&P 500 Index Series                                            33,741,115
                                521,739   Master Small Cap Index Series                                           4,782,112

                                          Total Investments in Underlying Equity Funds (Cost--$54,182,223)       48,353,579


                                                    Underlying Fixed Income Funds

             Underlying       3,205,709   Master Aggregate Bond Index Series                                     37,716,210
             Fixed Income
             Funds++--43.6%

                                          Total Investments in Underlying Fixed Income Funds
                                          (Cost--$36,470,379)                                                    37,716,210



                                 Face
                                Amount                  Short-Term Securities
             Commercial       $ 247,000   General Electric Capital Corp., 1.98% due 7/01/2002                       246,973
             Paper*--0.3%

                                          Total Investments in Short-Term Securities (Cost--$246,973)               246,973

                                          Total Investments (Cost--$90,899,575)--99.7%                           86,316,762
                                          Other Assets Less Liabilities--0.3%                                       239,466
                                                                                                             --------------
                                          Net Assets--100.0%                                                 $   86,556,228
                                                                                                             ==============

++An affiliate of the Corporation.
*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See Notes to Financial Statements.



Long-Term                       Shares
Growth Fund                      Held                  Underlying Equity Funds                                      Value
             Underlying         587,742   Master International (Capitalization Weighted) Index Series        $    5,745,103
             Equity             607,264   Master Mid Cap Index Series                                             5,516,732
             Funds++--77.3%   4,454,442   Master S&P 500 Index Series                                            38,529,079
                                605,571   Master Small Cap Index Series                                           5,550,492

                                          Total Investments in Underlying Equity Funds (Cost--$62,029,628)       55,341,406


                                                    Underlying Fixed Income Funds

             Underlying       1,344,011   Master Aggregate Bond Index Series                                     15,808,917
             Fixed Income
             Funds++--22.1%

                                          Total Investments in Underlying Fixed Income Funds
                                          (Cost--$15,234,805)                                                    15,808,917



                                 Face
                                Amount                  Short-Term Securities
             Commercial       $ 324,000   General Electric Capital Corp., 1.98% due 7/01/2002                       323,964
             Paper*--0.5%

                                          Total Investments in Short-Term Securities (Cost--$323,964)               323,964

                                          Total Investments (Cost--$77,588,397)--99.9%                           71,474,287
                                          Variation Margin on Financial Futures Contracts**--0.0%                     (475)
                                          Other Assets Less Liabilities--0.1%                                        89,584
                                                                                                             --------------
                                          Net Assets--100.0%                                                 $   71,563,396
                                                                                                             ==============

++An affiliate of the Corporation.
*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2002 were as follows:

Number of                         Expiration
Contracts          Issue             Date              Value

   1       S&P 500 Financial    September 2002
             Futures Index                          $   247,525
                                                    -----------
Total Financial Futures Contracts Purchased
(Contract Price--$257,721)                          $   247,525
                                                    ===========

See Notes to Financial Statements.



All-Equity                      Shares
Fund                             Held                  Underlying Equity Funds                                      Value
             Underlying         558,494   Master International (Capitalization Weighted) Index Series        $    5,459,208
             Equity             587,592   Master Mid Cap Index Series                                             5,338,021
             Funds++--96.0%   4,346,868   Master S&P 500 Index Series                                            37,598,595
                                588,587   Master Small Cap Index Series                                           5,394,821

                                          Total Investments in Underlying Equity Funds (Cost--$59,979,666)       53,790,645



                                 Face
                                Amount                  Short-Term Securities
             Commercial      $1,950,000   General Electric Capital Corp., 1.98% due 7/01/2002                     1,949,786
             Paper*--3.5%                 Total Investments in Short-Term Securities (Cost--$1,949,786)           1,949,786
                                          Total Investments (Cost--$61,929,452)--99.5%                           55,740,431
                                          Variation Margin on Financial Futures Contracts**--0.0%                   (4,275)
                                          Other Assets Less Liabilities--0.5%                                       280,325
                                                                                                             --------------
                                          Net Assets--100.0%                                                 $   56,016,481
                                                                                                             ==============

++An affiliate of the Corporation.
*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
**Financial futures contracts purchased as of June 30, 2002 were as follows:

Number of                         Expiration
Contracts          Issue             Date              Value

   9       S&P 500 Financial    September 2002
             Futures Index                          $ 2,227,725
                                                    -----------
Total Financial Futures Contracts Purchased
(Contract Price--$2,319,693)                        $ 2,227,725
                                                    ===========

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


STATEMENTS OF ASSETS AND LIABILITIES

                                                                               Growth and       Long-Term
                                                                                 Income           Growth         All-Equity
                As of June 30, 2002                                               Fund             Fund             Fund
Assets:         Investments, at value*                                       $  86,316,762   $  71,474,287    $  55,740,431
                Cash                                                                   736             847              918
                Cash on deposit for financial futures contracts                         --          15,750          141,750
                Receivables:
                   Securities sold                                               2,250,000         875,000        2,000,000
                   Capital shares sold                                              53,865         155,308          117,286
                Prepaid registration fees and other assets                          65,506          62,882           63,285
                                                                             -------------   -------------    -------------
                Total assets                                                    88,686,869      72,584,074       58,063,670
                                                                             -------------   -------------    -------------

Liabilities:    Payables:
                   Securities purchased                                          1,950,000         875,000        1,800,000
                   Capital shares redeemed                                         118,845          89,132          165,229
                   Distributor                                                      24,377          27,573           33,463
                   Administrative fees                                              23,634          19,815           15,539
                   Investment adviser                                               10,129           8,492            6,660
                   Variation margin                                                     --             475            4,275
                Accrued expenses                                                     3,656             191           22,023
                                                                             -------------   -------------    -------------
                Total liabilities                                                2,130,641       1,020,678        2,047,189
                                                                             -------------   -------------    -------------

Net Assets:     Net assets                                                   $  86,556,228   $  71,563,396    $  56,016,481
                                                                             =============   =============    =============

Net Assets      Class A Shares of Common Stock, $.0001 par value,
Consist of:     166,666,667 shares authorized                                $         660   $         477    $         191
                Class B Shares of Common Stock, $.0001 par value,
                166,666,667 shares authorized                                          151             164              279
                Class C Shares of Common Stock, $.0001 par value,
                166,666,667 shares authorized                                          226             304              347
                Class D Shares of Common Stock, $.0001 par value,
                166,666,667 shares authorized                                           15              12               16
                Paid-in capital in excess of par                               100,484,951      87,327,083       80,890,423
                                                                             -------------   -------------    -------------
                Undistributed (accumulated) investment income (loss)--net          823,233         330,679        (121,182)
                Accumulated realized capital losses on investments--net       (10,170,195)     (9,971,017)     (18,472,604)
                Unrealized depreciation on investments--net                    (4,582,813)     (6,124,306)      (6,280,989)
                                                                             -------------   -------------    -------------
                Total accumulated losses--net                                 (13,929,775)    (15,764,644)     (24,874,775)
                                                                             -------------   -------------    -------------
                Net assets                                                   $  86,556,228   $  71,563,396    $  56,016,481
                                                                             =============   =============    =============

Net Asset       Class A:
Value:             Net assets                                                $  54,501,317   $  35,755,999    $  13,060,823
                                                                             =============   =============    =============
                   Shares outstanding                                            6,600,099       4,772,555        1,911,480
                                                                             =============   =============    =============
                   Net asset value                                           $        8.26   $        7.49    $        6.83
                                                                             =============   =============    =============
                Class B:
                   Net assets                                                $  12,398,854   $  12,237,697    $  18,644,536
                                                                             =============   =============    =============
                   Shares outstanding                                            1,514,839       1,643,333        2,786,155
                                                                             =============   =============    =============
                   Net asset value                                           $        8.18   $        7.45    $        6.69
                                                                             =============   =============    =============
                Class C:
                   Net assets                                                $  18,447,973    $ 22,651,510    $  23,231,808
                                                                             =============   =============    =============
                   Shares outstanding                                            2,255,876       3,044,736        3,472,097
                                                                             =============   =============    =============
                   Net asset value                                           $        8.18   $        7.44    $        6.69
                                                                             =============   =============    =============
                Class D:
                   Net assets                                                $   1,208,084   $     918,190    $   1,079,314
                                                                             =============   =============    =============
                   Shares outstanding                                              146,585         122,625          158,727
                                                                             =============   =============    =============
                   Net asset value                                           $        8.24   $        7.49    $        6.80
                                                                             =============   =============    =============

                *Identified cost                                             $  90,899,575   $  77,588,397    $  61,929,452
                                                                             =============   =============    =============

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


STATEMENTS OF OPERATIONS

                                                                               Growth and       Long-Term
                                                                                 Income           Growth         All-Equity
                For the Six Months Ended June 30, 2002                            Fund             Fund             Fund
Investment      Interest                                                     $      36,814   $      41,691    $      42,472
Income:         Dividends from underlying funds                                      3,243           3,781            3,991
                Net investment income allocated from underlying funds            1,243,296         668,895          228,810
                                                                             -------------   -------------    -------------
                Total income and net investment income allocated from
                underlying funds                                                 1,283,353         714,367          275,273
                                                                             -------------   -------------    -------------

Expenses:       Administrative fees                                                161,842         136,753          110,320
                Account maintenance and distribution fees--Class C                 101,331         119,130          131,115
                Account maintenance and distribution fees--Class B                  66,000          66,918          104,950
                Investment advisory fees                                            69,361          58,608           47,280
                Accounting services                                                 42,834          48,011           40,492
                Registration fees                                                   24,015          23,996           30,756
                Professional fees                                                   24,003          15,876           23,356
                Transfer agent fees--Class C                                         4,027           8,565           19,146
                Transfer agent fees--Class A                                         7,557           9,955            8,323
                Printing and shareholder reports                                     8,593           7,173            8,914
                Transfer agent fees--Class B                                         2,665           4,583           14,400
                Directors' fees and expenses                                         3,532           2,417            2,651
                Custodian fees                                                       2,276           2,202            2,194
                Account maintenance fees--Class D                                    1,661           1,291            1,737
                Offering costs                                                          --              --            1,980
                Transfer agent fees--Class D                                           174             258              800
                Other                                                                3,234           2,914            3,624
                                                                             -------------   -------------    -------------
                Total expenses before reimbursement                                523,105         508,650          552,038
                Reimbursement of expenses                                        (107,729)       (140,226)        (155,583)
                                                                             -------------   -------------    -------------
                Total expenses after reimbursement                                 415,376         368,424          396,455
                                                                             -------------   -------------    -------------
                Investment income (loss)--net                                      867,977         345,943        (121,182)
                                                                             -------------   -------------    -------------

Realized &      Realized loss on investments--net                              (4,202,623)     (3,629,875)      (8,351,488)
Unrealized      Realized loss allocated from underlying funds--net               (777,767)       (873,478)        (810,934)
Gain (Loss) on  Change in unrealized appreciation/depreciation on
Investments--   investments--net                                                 4,220,040       3,641,908        7,985,832
Net:            Change in unrealized appreciation/depreciation
                allocated from underlying funds--net                           (5,178,904)     (6,414,654)      (6,280,989)
                                                                             -------------   -------------    -------------
                Total realized loss on investments and allocated from
                underlying funds--net                                          (5,939,254)     (7,276,099)      (7,457,579)
                                                                             -------------   -------------    -------------
                Net Decrease in Net Assets Resulting from Operations         $ (5,071,277)   $ (6,930,156)    $ (7,578,761)
                                                                             =============   =============    =============

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Growth and Income Fund         Long-Term Growth Fund

                                                                    For the                         For the
                                                                   Six Months       For the        Six Months    For the
                                                                     Ended         Year Ended        Ended      Year Ended
                                                                    June 30,      December 31,      June 30,   December 31,
                Increase (Decrease) in Net Assets:                    2002            2001            2002          2001
Operations:     Investment income (loss)--net                     $    867,977   $  1,579,450   $    345,943   $    398,609
                Realized loss on investments--net                  (4,202,623)    (4,708,358)    (3,629,875)    (4,914,844)
                Realized gain (loss) allocated from
                underlying funds--net                                (777,767)        246,687      (873,478)        159,104
                Change in unrealized appreciation/depreciation
                on investments--net                                  4,220,040    (2,814,188)      3,641,908    (1,191,668)
                Change in unrealized appreciation/depreciation
                allocated from underlying funds--net               (5,178,904)        117,316    (6,414,654)         83,244
                                                                  ------------   ------------   ------------   ------------
                Net decrease in net assets resulting from
                operations                                         (5,071,277)    (5,579,093)    (6,930,156)    (5,465,555)
                                                                  ------------   ------------   ------------   ------------

Dividends to    Investment income--net:
Shareholders:      Class A                                             (3,528)    (1,187,460)          (291)      (386,893)
                   Class B                                               (333)      (149,974)           (11)          (966)
                   Class C                                               (448)      (225,345)          (235)        (8,343)
                   Class D                                                (58)       (25,704)           (15)        (8,091)
                                                                  ------------   ------------   ------------   ------------
                Net decrease in net assets resulting from
                dividends to shareholders                              (4,367)    (1,588,483)          (552)      (404,293)
                                                                  ------------   ------------   ------------   ------------

Capital Share   Net increase (decrease) in net assets derived
Transactions:   from capital share transactions                    (6,800,106)     79,147,174    (3,729,395)     56,699,244
                                                                  ------------   ------------   ------------   ------------

Net Assets:     Total increase (decrease) in net assets           (11,875,750)     71,979,598   (10,660,103)     50,829,396
                Beginning of period                                 98,431,978     26,452,380     82,223,499     31,394,103
                                                                  ------------   ------------   ------------   ------------
                End of period*                                    $ 86,556,228   $ 98,431,978   $ 71,563,396   $ 82,223,499
                                                                  ============   ============   ============   ============

                *Undistributed (accumulated) investment income
                (loss)--net                                       $    823,233   $   (40,377)   $    330,679   $   (14,712)
                                                                  ============   ============   ============   ============

See Notes to Financial Statements.


STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                                                      All-Equity Fund

                                                                                                  For the
                                                                                                 Six Months      For the
                                                                                                   Ended        Year Ended
                                                                                                  June 30,     December 31,
                Increase (Decrease) in Net Assets:                                                  2002           2001
Operations:     Investment income (loss)--net                                                   $  (121,182)   $  (410,340)
                Realized loss on investments--net                                                (8,351,488)    (7,215,371)
                Realized gain (loss) allocated from underlying funds--net                          (810,934)             --
                Change in unrealized appreciation/depreciation on investments--net                 7,985,832    (2,269,234)
                Change in unrealized appreciation/depreciationallocated from
                underlying funds--net                                                            (6,280,989)             --
                                                                                                ------------   ------------
                Net decrease in net assets resulting from operations                             (7,578,761)    (9,894,945)
                                                                                                ------------   ------------

Dividends to    Investment income--net:
Shareholders:      Class A                                                                                --             --
                   Class B                                                                                --             --
                   Class C                                                                                --             --
                   Class D                                                                                --             --
                                                                                                ------------   ------------
                Net decrease in net assets resulting from dividends to shareholders                       --             --
                                                                                                ------------   ------------

Capital Share   Net increase (decrease) in net assets derived from capital share
Transactions:   transactions                                                                     (5,430,449)     18,563,811
                                                                                                ------------   ------------

Net Assets:     Total increase (decrease) in net assets                                         (13,009,210)      8,668,866
                Beginning of period                                                               69,025,691     60,356,825
                                                                                                ------------   ------------
                End of period*                                                                  $ 56,016,481   $ 69,025,691
                                                                                                ============   ============

                *Undistributed (accumulated) investment income (loss)--net                      $  (121,182)             --
                                                                                                ============   ============

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


FINANCIAL HIGHLIGHTS

                                                                                             Growth & Income Fund
The following per share data and ratios                                                           Class A***
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.72    $       9.33     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .10+++++        .20+++++              .11
                Realized and unrealized loss on investments--net                     (.56)           (.64)            (.67)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.46)           (.44)            (.56)
                                                                              ------------    ------------     ------------
                Less dividends:
                   Investment income--net                                           --++++           (.17)            (.11)
                   In excess of investment income--net                                  --              --           --++++
                                                                              ------------    ------------     ------------
                Total dividends                                                         --           (.17)            (.11)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       8.26    $       8.72     $       9.33
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (5.16%)+++         (4.68%)       (5.54%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 .53%*            .30%            .32%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                       .76%*            .81%           1.92%*
                                                                              ============    ============     ============
                Investment income--net                                              2.27%*           2.17%           2.97%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     54,501    $     61,401     $      1,379
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  65.34%          41.29%           21.61%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class A Shares were designated Class I
Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)

                                                                                             Growth & Income Fund
The following per share data and ratios                                                            Class B
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.69    $       9.32     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .05+++++        .11+++++              .07
                Realized and unrealized loss on investments--net                     (.56)           (.64)            (.68)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.51)           (.53)            (.61)
                                                                              ------------    ------------     ------------
                Less dividends:
                   Investment income--net                                           --++++           (.10)            (.07)
                   In excess of investment income--net                                  --              --           --++++
                                                                              ------------    ------------     ------------
                Total dividends                                                         --           (.10)            (.07)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       8.18    $       8.69     $       9.32
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (5.87%)+++         (5.70%)       (6.05%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                1.54%*           1.31%           1.33%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                      1.77%*           1.83%           2.95%*
                                                                              ============    ============     ============
                Investment income--net                                              1.24%*           1.33%           1.81%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     12,399    $     13,781     $      8,221
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  65.34%          41.29%           21.61%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


FINANCIAL HIGHLIGHTS (continued)

                                                                                             Growth & Income Fund
The following per share data and ratios                                                            Class C
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.68    $       9.30     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .05+++++        .12+++++              .07
                Realized and unrealized loss on investments--net                     (.55)           (.65)            (.70)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.50)           (.53)            (.63)
                                                                              ------------    ------------     ------------
                Less dividends:
                   Investment income--net                                           --++++           (.09)            (.07)
                   In excess of investment income--net                                  --              --           --++++
                                                                              ------------    ------------     ------------
                Total dividends                                                         --           (.09)            (.07)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       8.18    $       8.68     $       9.30
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (5.76%)+++         (5.68%)       (6.26%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                1.54%*           1.31%           1.33%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                      1.77%*           1.82%           2.92%*
                                                                              ============    ============     ============
                Investment income--net                                              1.17%*           1.35%           1.74%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     18,448    $     21,731     $     15,376
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  65.34%          41.29%           21.61%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)

                                                                                             Growth & Income Fund
The following per share data and ratios                                                           Class D***
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.71    $       9.33     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .08+++++        .21+++++              .10
                Realized and unrealized loss on investments--net                     (.55)           (.68)            (.67)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.47)           (.47)            (.57)
                                                                              ------------    ------------     ------------
                Less dividends:
                   Investment income--net                                           --++++           (.15)            (.10)
                   In excess of investment income--net                                  --              --           --++++
                                                                              ------------    ------------     ------------
                Total dividends                                                         --           (.15)            (.10)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       8.24    $       8.71     $       9.33
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (5.39%)+++         (5.03%)       (5.64%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 .78%*            .55%            .57%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                      1.01%*           1.06%           2.19%*
                                                                              ============    ============     ============
                Investment income--net                                              1.92%*           2.29%           2.68%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $      1,208    $      1,519     $      1,476
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  65.34%          41.29%           21.61%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class D Shares were designated Class A
Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


FINANCIAL HIGHLIGHTS (continued)

                                                                                            Long-Term Growth Fund
The following per share data and ratios                                                           Class A***
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.18    $       9.03     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .05+++++        .07+++++              .06
                Realized and unrealized loss on investments--net                     (.74)           (.84)            (.96)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.69)           (.77)            (.90)
                                                                              ------------    ------------     ------------
                Less dividends from investment income--net                          --++++           (.08)            (.07)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       7.49    $       8.18     $       9.03
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (8.55%)+++         (8.57%)       (8.94%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 .45%*            .08%            .09%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                       .81%*            .93%           1.71%*
                                                                              ============    ============     ============
                Investment income--net                                              1.34%*            .93%           1.71%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     35,756    $     42,512     $      2,538
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  83.27%          50.96%           23.01%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class A Shares were designated Class I
Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)

                                                                                            Long-Term Growth Fund
The following per share data and ratios                                                            Class B
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.17    $       9.02     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .01+++++        .04+++++              .04
                Realized and unrealized loss on investments--net                     (.73)           (.89)            (.99)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.72)           (.85)            (.95)
                                                                              ------------    ------------     ------------
                Less dividends from investment income--net                          --++++          --++++            (.03)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       7.45    $       8.17     $       9.02
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (8.81%)+++         (9.42%)       (9.53%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                1.47%*           1.09%           1.10%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                      1.83%*           1.92%           2.73%*
                                                                              ============    ============     ============
                Investment income--net                                               .35%*            .51%            .72%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     12,238    $     14,015     $     11,547
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  83.27%          50.96%           23.01%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


FINANCIAL HIGHLIGHTS (continued)

                                                                                            Long-Term Growth Fund
The following per share data and ratios                                                            Class C
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.16    $       9.02     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .02+++++        .04+++++              .03
                Realized and unrealized loss on investments--net                     (.74)           (.90)            (.98)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.72)           (.86)            (.95)
                                                                              ------------    ------------     ------------
                Less dividends from investment income--net                          --++++          --++++            (.03)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       7.44    $       8.16     $       9.02
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (8.82%)+++         (9.50%)       (9.48%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                1.48%*           1.10%           1.10%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                      1.83%*           1.92%           2.72%*
                                                                              ============    ============     ============
                Investment income--net                                               .41%*            .44%            .64%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     22,651    $     24,421     $     15,764
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  83.27%          50.96%           23.01%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)

                                                                                            Long-Term Growth Fund
The following per share data and ratios                                                           Class D***
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       8.19    $       9.03     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .04+++++        .11+++++              .07
                Realized and unrealized loss on investments--net                     (.74)           (.90)            (.98)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.70)           (.79)            (.91)
                                                                              ------------    ------------     ------------
                Less dividends from investment income--net                          --++++           (.05)            (.06)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       7.49    $       8.19     $       9.03
                                                                              ============    ============     ============

Total           Based on net asset value per share                              (8.55%)+++         (8.71%)       (9.07%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 .69%*            .33%            .35%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                      1.06%*           1.15%           1.97%*
                                                                              ============    ============     ============
                Investment income--net                                              1.09%*           1.36%           1.46%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $        918    $      1,275     $      1,545
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                  83.27%          50.96%           23.01%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class D Shares were designated Class A
Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .09% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


FINANCIAL HIGHLIGHTS (continued)

                                                                                               All-Equity Fund
The following per share data and ratios                                                           Class A***
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       7.70    $       8.82     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income--net                                            .01+++++        .01+++++              .02
                Realized and unrealized loss on investments--net                     (.88)          (1.13)           (1.20)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.87)          (1.12)           (1.18)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       6.83    $       7.70     $       8.82
                                                                              ============    ============     ============

Total           Based on net asset value per share                             (11.07%)+++        (12.70%)      (11.80%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++                                   .48%*            .00%            .00%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++                                                         .98%*           1.01%           1.26%*
                                                                              ============    ============     ============
                Investment income--net                                               .40%*            .18%            .53%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     13,061    $     16,057     $      5,406
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                 106.75%          49.26%           46.57%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class A Shares were designated Class I
Shares.
++Commencement of operations.
++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (continued)

                                                                                               All-Equity Fund
The following per share data and ratios                                                            Class B
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       7.58    $       8.77     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment loss--net                                            (.02)+++++      (.07)+++++            (.02)
                Realized and unrealized loss on investments--net                     (.87)          (1.12)           (1.21)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.89)          (1.19)           (1.23)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       6.69    $       7.58     $       8.77
                                                                              ============    ============     ============

Total           Based on net asset value per share                             (11.74%)+++        (13.57%)      (12.30%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++                                  1.51%*           1.00%           1.00%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++                                                        2.00%*           2.04%           2.25%*
                                                                              ============    ============     ============
                Investment loss--net                                               (.63%)*          (.83%)          (.42%)*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     18,644    $     22,676     $     24,148
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                 106.75%          49.26%           46.57%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


FINANCIAL HIGHLIGHTS (continued)

                                                                                               All-Equity Fund
The following per share data and ratios                                                            Class C
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       7.58    $       8.77     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment loss--net                                            (.02)+++++      (.07)+++++            (.02)
                Realized and unrealized loss on investments--net                     (.87)          (1.12)           (1.21)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.89)          (1.19)           (1.23)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       6.69    $       7.58     $       8.77
                                                                              ============    ============     ============

Total           Based on net asset value per share                             (11.74%)+++        (13.57%)      (12.30%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++                                  1.51%*           1.01%           1.00%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++                                                        2.01%*           2.05%           2.26%*
                                                                              ============    ============     ============
                Investment loss--net                                               (.64%)*          (.84%)          (.44%)*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $     23,232    $     28,625     $     26,943
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                 106.75%          49.26%           46.57%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS (concluded)

                                                                                               All-Equity Fund
The following per share data and ratios                                                           Class D***
have been derived from information                                            For the Six       For the      For the Period
provided in the financial statements.                                         Months Ended     Year Ended    June 2, 2000++
                                                                                June 30,      December 31,  to December 31,
Decrease in Net Asset Value:                                                      2002            2001            2000
Per Share       Net asset value, beginning of period                          $       7.68    $       8.81     $      10.00
Operating                                                                     ------------    ------------     ------------
Performance:    Investment income (loss)--net                                  --+++++++++     --+++++++++              .01
                Realized and unrealized loss on investments--net                     (.88)          (1.13)           (1.20)
                                                                              ------------    ------------     ------------
                Total from investment operations                                     (.88)          (1.13)           (1.19)
                                                                              ------------    ------------     ------------
                Net asset value, end of period                                $       6.80    $       7.68     $       8.81
                                                                              ============    ============     ============

Total           Based on net asset value per share                             (11.46%)+++        (12.83%)      (11.90%)+++
Investment                                                                    ============    ============     ============
Return:**

Ratios to       Expenses, net of reimbursement++++++                                 .71%*            .23%            .24%*
Average Net                                                                   ============    ============     ============
Assets:         Expenses++++++                                                      1.23%*           1.28%           1.50%*
                                                                              ============    ============     ============
                Investment income (loss)--net                                        .07%*          (.05%)            .35%*
                                                                              ============    ============     ============

Supplemental    Net assets, end of period (in thousands)                      $      1,079    $      1,668     $      3,860
Data:                                                                         ============    ============     ============
                Portfolio turnover                                                 106.75%          49.26%           46.57%
                                                                              ============    ============     ============

*Annualized.
**Total investment returns exclude the effects of sales charges.
***Prior to March 28, 2002, Class D Shares were designated Class A
Shares.
++Commencement of operations.
++++Amount is less than $.01 per share.
++++++Amounts do not include expenses of the Underlying Funds. As of June 30, 2002, the expense ratios of the Underlying Funds ranged from approximately .04% to .08% as of their most recent periods ended. As of December 31, 2001 and December 31, 2000, this range was
1.21% to 1.72% and 1.36% to 1.75%, respectively. The impact of the Underlying Funds' expense ratios on the Fund can vary according to changes in the Underlying Funds' expenses and the investment weighting the Fund has in the Underlying Funds.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


Merrill Lynch Strategy Series, Inc., June 30, 2002


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Strategy Series, Inc. (the "Corporation") (formerly Mercury QA Strategy Series, Inc.) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company consisting of three separate funds: Merrill Lynch Strategy Growth and Income Fund ("Growth and Income Fund") (formerly Mercury QA Strategy Growth and Income Fund), Merrill Lynch Strategy Long-Term Growth Fund ("Long-Term Growth Fund") (formerly Mercury QA Strategy Long-Term Growth Fund) and Merrill Lynch Strategy All-Equity Fund ("All-Equity Fund") (formerly Mercury QA Strategy All-Equity Fund) (the "Fund" or "Funds"). Each Fund seeks to achieve its respective investment objective by investing in a mix of Underlying Funds (the "Underlying Funds"), managed or distributed by Fund Asset Management L.P. ("FAM"), or one of its affiliates. The equity portion of each Fund is invested in the Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio, Master S&P 500 Index Series, Master Mid Cap Index Series, Master Small Cap Index Series and Master International (Capitalization Weighted) Index Series. The fixed income portion of Growth and Income Fund and Long-Term Growth Fund is invested in the Master Aggregate Bond Index Series. The value of each Fund's investment in the Underlying Funds reflects the Fund's proportionate interest in the net assets of each Underlying Fund. The performance of the Fund is impacted by the performance of the Underlying Funds. In addition, each Fund may invest some of its assets directly in derivative instruments. Each Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Each Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Funds.

(a) Valuation of investments--The Funds record their investment in the Underlying Funds at fair value. Portfolio securities of the Funds and the Underlying Funds that are traded on stock exchanges are valued at the last sale price, on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Corporation's Board of Directors.

(b) Derivative financial instruments--Each Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--Each Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--Each Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--Each Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Financial futures contracts--Each Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds record daily their proportionate share of the Underlying Funds income, expenses and realized and unrealized gains and losses.

(e) Expenses--Most expenses of the Corporation can be directly attributed to a Fund. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Each Fund indirectly bears its proportional share of the fees and expenses of the Underlying Funds in which it invests. Accordingly, each Fund's investment return will be net of both the fees and expenses of the Underlying Funds and the expenses attributable to each Fund.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Corporation has entered into an Investment Advisory Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly fee at the annual rate of .15% of that Fund's average daily net assets.



Merrill Lynch Strategy Series, Inc., June 30, 2002


NOTES TO FINANCIAL STATEMENTS (continued)


For the six months ended June 30, 2002, FAM earned advisory fees of $69,361, $58,608 and $47,280 from Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, of which $26,723, $29,197 and $23,865, respectively, were waived. FAM also reimbursed the Long-Term Growth Fund and All-Equity Fund $42,902 and $76,033, respectively, for other operating expenses.

The Corporation has also entered into an Administration Agreement with FAM. The Corporation pays a monthly fee at an annual rate of ..35% of each Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Funds. For the six months ended June 30, 2002, FAM earned $161,842, $136,753 and $110,320 from the Growth and Income Fund, Long-Term Growth Fund and All-Equity Fund, respectively, of which $81,006, $68,127, and $55,685, respectively, were waived.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Funds pay the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                             Account
                           Maintenance     Distribution
                               Fee             Fee

Class B                        .25%             --
Class C                        .25%            .75%
Class D                        .25%            .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., provides account maintenance and distribution services to the Corporation. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of Class A and Class D Shares as follows:


                 Growth and     Long-Term
                   Income         Growth       All-Equity
                    Fund           Fund           Fund

Class A:
FAMD              $   72         $   65          $    8
MLPF&S            $1,512         $  842          $  143

Class D:
FAMD                  --             --          $   35
MLPF&S                --             --          $  665


MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:


                                  Class B       Class C

Growth and Income Fund            $51,096        $3,859
Long-Term Growth Fund             $33,970        $8,327
All-Equity Fund                   $58,818        $4,547


Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Corporation's transfer agent.

For the six months ended June 30, 2002, the Funds reimbursed FAM an aggregate of $13,429 for certain accounting services.

Certain officers and/or directors of the Corporation are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were as follows:


                                      Purchases           Sales

Growth and Income Fund             $  59,428,243      $  63,939,487
Long-Term Growth Fund              $  64,078,781      $  66,877,650
All-Equity Fund                    $  63,453,991      $  71,215,524


Net realized gains (losses) for the six months ended June 30, 2002 and net unrealized losses as of June 30, 2002 were as follows:


                                       Realized        Unrealized
Growth and Income Fund                  Losses           Losses

Long-term investments             $  (4,857,872)     $  (4,582,813)
Financial futures contracts            (122,518)                 --
                                  --------------     --------------
Total                             $  (4,980,390)     $  (4,582,813)
                                  ==============     ==============



                                       Realized        Unrealized
Long-Term Growth Fund                   Losses           Losses

Long-term investments             $  (4,262,176)     $  (6,114,110)
Financial futures contracts            (241,177)           (10,196)
                                  --------------     --------------
Total                             $  (4,503,353)     $  (6,124,306)
                                  ==============     ==============



                                      Realized         Unrealized
All-Equity Fund                    Gains (Losses)        Losses

Long-term investments             $  (8,729,742)     $  (6,189,021)
Short-term investments                        24                 --
Financial futures contracts            (432,704)           (91,968)
                                  --------------     --------------
Total                             $  (9,162,422)     $  (6,280,989)
                                  ==============     ==============


As of June 30, 2002, net unrealized depreciation and the aggregate cost of investments for Federal income tax purposes were as follows:


                       Gross          Gross           Net         Aggregate
                     Unrealized     Unrealized     Unrealized      Cost of
                    Appreciation   Depreciation   Depreciation   Investments

Growth and
Income Fund.        $1,245,413     $(5,828,644)   $(4,583,231)   $90,899,993

Long-Term
Growth Fund.        $  573,937     $(6,688,222)   $(6,114,285)   $77,588,572

All-Equity Fund.            --     $(6,189,021)   $(6,189,021)   $61,929,452


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions for the six months ended June 30, 2002 and for the year ended December 31, 2001 were as follows:


                                     For the Six
                                        Months          For the
                                        Ended          Year Ended
                                       June 30,       December 31,
                                         2002             2001

Growth and Income Fund             $ (6,800,106)       $ 79,147,174
Long-Term Growth Fund              $ (3,729,395)       $ 56,699,244
All-Equity Fund                    $ (5,430,449)       $ 18,563,811


Transactions in capital shares for each class were as follows:


Growth and Income Fund

Class A Shares for the Six Months                         Dollar
Ended June 30, 2002++                     Shares          Amount

Shares sold                              164,598     $    1,425,748
Shares issued to shareholders
in reinvestment of dividends                 400              3,507
                                  --------------     --------------
Total issued                             164,998          1,429,255
Shares redeemed                        (606,506)        (5,221,206)
                                  --------------     --------------
Net decrease                           (441,508)     $  (3,791,951)
                                  ==============     ==============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Growth and Income Fund

Class A Shares for the Year                               Dollar
Ended December 31, 2001++                 Shares          Amount

Shares sold                            7,324,243     $   68,797,672
Shares issued to shareholders
in reinvestment of dividends             137,041          1,181,290
                                  --------------     --------------
Total issued                           7,461,284         69,978,962
Shares redeemed                        (567,433)        (5,012,268)
                                  --------------     --------------
Net increase                           6,893,851     $   64,966,694
                                  ==============     ==============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Growth and Income Fund

Class B Shares for the Six Months                         Dollar
Ended June 30, 2002                       Shares          Amount

Shares sold                              147,393     $    1,262,823
Shares issued to shareholders
in reinvestment of dividends                  30                258
                                  --------------     --------------
Total issued                             147,423          1,263,081
Shares redeemed                        (219,138)        (1,877,737)
                                  --------------     --------------
Net decrease                            (71,715)     $    (614,656)
                                  ==============     ==============



Growth and Income Fund

Class B Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                              904,806     $    8,110,319
Shares issued to shareholders
in reinvestment of dividends              13,508            116,037
                                  --------------     --------------
Total issued                             918,314          8,226,356
Shares redeemed                        (214,070)        (1,882,372)
                                  --------------     --------------
Net increase                             704,244     $    6,343,984
                                  ==============     ==============



Merrill Lynch Strategy Series, Inc., June 30, 2002


NOTES TO FINANCIAL STATEMENTS (continued)



Growth and Income Fund

Class C Shares for the Six Months                         Dollar
Ended June 30, 2002                       Shares          Amount

Shares sold                              286,485     $    2,457,136
Shares issued to shareholders
in reinvestment of dividends                  41                354
                                  --------------     --------------
Total issued                             286,526          2,457,490
Shares redeemed                        (534,781)        (4,612,254)
                                  --------------     --------------
Net decrease                           (248,255)     $  (2,154,764)
                                  ==============     ==============



Growth and Income Fund

Class C Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            1,196,296     $   10,692,144
Shares issued to shareholders
in reinvestment of dividends              20,610            177,038
                                  --------------     --------------
Total issued                           1,216,906         10,869,182
Shares redeemed                        (365,653)        (3,183,942)
                                  --------------     --------------
Net increase                             851,253     $    7,685,240
                                  ==============     ==============



Growth and Income Fund

Class D Shares for the Six Months                         Dollar
Ended June 30, 2002++                     Shares          Amount

Shares sold                                7,551     $       65,091
Shares issued to shareholders
in reinvestment of dividends                   4                 37
                                  --------------     --------------
Total issued                               7,555             65,128
Shares redeemed                         (35,281)          (303,863)
                                  --------------     --------------
Net decrease                            (27,726)     $    (238,735)
                                  ==============     ==============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



Growth and Income Fund

Class D Shares for the Year                               Dollar
Ended December 31, 2001++                 Shares          Amount

Shares sold                               49,404     $      446,005
Shares issued to shareholders
in reinvestment of dividends               1,978             17,048
                                  --------------     --------------
Total issued                              51,382            463,053
Shares redeemed                         (35,292)          (311,797)
                                  --------------     --------------
Net increase                              16,090     $      151,256
                                  ==============     ==============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



Long-Term Growth Fund

Class A Shares for the Six Months                         Dollar
Ended June 30, 2002++                     Shares          Amount

Shares sold                              437,370     $    3,524,184
Shares issued to shareholders
in reinvestment of dividends                  35                289
                                  --------------     --------------
Total issued                             437,405          3,524,473
Shares redeemed                        (862,038)        (6,842,625)
                                  --------------     --------------
Net decrease                           (424,633)     $  (3,318,152)
                                  ==============     ==============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Long-Term Growth Fund

Class A Shares for the Year                               Dollar
Ended December 31, 2001++                 Shares          Amount

Shares sold                            5,574,837     $   47,679,094
Shares issued to shareholders
in reinvestment of dividends              47,864            386,263
                                  --------------     --------------
Total issued                           5,622,701         48,065,357
Shares redeemed                        (706,660)        (5,764,290)
                                  --------------     --------------
Net increase                           4,916,041     $   42,301,067
                                  ==============     ==============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



Long-Term Growth Fund

Class B Shares for the Six Months                         Dollar
Ended June 30, 2002                       Shares          Amount

Shares sold                              163,413     $    1,304,440
Shares issued to shareholders
in reinvestment of dividends                   1                  9
                                  --------------     --------------
Total issued                             163,414          1,304,449
Automatic conversion of shares           (1,074)            (8,472)
Shares redeemed                        (234,115)        (1,864,785)
                                  --------------     --------------
Net decrease                            (71,775)     $    (568,808)
                                  ==============     ==============



Long-Term Growth Fund

Class B Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                              845,269     $    7,203,283
Shares issued to shareholders
in reinvestment of dividends                 102                884
                                  --------------     --------------
Total issued                             845,371          7,204,167
Automatic conversion of shares             (236)            (1,978)
Shares redeemed                        (409,556)        (3,399,684)
                                  --------------     --------------
Net increase                             435,579     $    3,802,505
                                  ==============     ==============



Long-Term Growth Fund

Class C Shares for the Six Months                         Dollar
Ended June 30, 2002                       Shares          Amount

Shares sold                              486,483     $    3,901,997
Shares issued to shareholders
in reinvestment of dividends                  26                213
                                  --------------     --------------
Total issued                             486,509          3,902,210
Shares redeemed                        (433,320)        (3,476,542)
                                  --------------     --------------
Net increase                              53,189     $      425,668
                                  ==============     ==============



Long-Term Growth Fund

Class C Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            1,714,694     $   14,582,645
Shares issued to shareholders
in reinvestment of dividends                 914              7,447
                                  --------------     --------------
Total issued                           1,715,608         14,590,092
Shares redeemed                        (471,898)        (3,877,378)
                                  --------------     --------------
Net increase                           1,243,710     $   10,712,714
                                  ==============     ==============



Long-Term Growth Fund

Class D Shares for the Six Months                         Dollar
Ended June 30, 2002++                     Shares          Amount

Shares sold                                3,766     $       30,989
Automatic conversion of shares             1,069              8,472
Shares issued to shareholders
in reinvestment of dividends                   1                 13
                                  --------------     --------------
Total issued                               4,836             39,474
Shares redeemed                         (37,977)          (307,577)
                                  --------------     --------------
Net decrease                            (33,141)     $    (268,103)
                                  ==============     ==============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



Long-Term Growth Fund

Class D Shares for the Year                               Dollar
Ended December 31, 2001++                 Shares          Amount

Shares sold                               31,373     $      267,144
Automatic conversion of shares               235              1,978
Shares issued to shareholders
in reinvestment of dividends                 825              6,665
                                  --------------     --------------
Total issued                              32,433            275,787
Shares redeemed                         (47,843)          (392,829)
                                  --------------     --------------
Net decrease                            (15,410)     $    (117,042)
                                  ==============     ==============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



All-Equity Fund

Class A Shares for the Six Months                         Dollar
Ended June 30, 2002++                     Shares          Amount

Shares sold                              255,500     $    1,919,926
Shares redeemed                        (428,311)        (3,229,480)
                                  --------------     --------------
Net decrease                           (172,811)     $  (1,309,554)
                                  ==============     ==============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



All-Equity Fund

Class A Shares for the Year                               Dollar
Ended December 31, 2001++                 Shares          Amount

Shares sold                            2,486,541     $   20,336,352
Shares redeemed                      (1,014,792)        (7,982,349)
                                  --------------     --------------
Net increase                           1,471,749     $   12,354,003
                                  ==============     ==============

++Prior to March 28, 2002, Class A Shares were designated Class I
Shares.



All-Equity Fund

Class B Shares for the Six Months                         Dollar
Ended June 30, 2002                       Shares          Amount

Shares sold                              174,809     $    1,287,773
Automatic conversion of shares              (15)              (114)
Shares redeemed                        (379,005)        (2,770,544)
                                  --------------     --------------
Net decrease                           (204,211)     $  (1,482,885)
                                  ==============     ==============



All-Equity Fund

Class B Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                              831,197     $    6,686,095
Automatic conversion of shares              (99)              (725)
Shares redeemed                        (593,067)        (4,618,038)
                                  --------------     --------------
Net increase                             238,031     $    2,067,332
                                  ==============     ==============



All-Equity Fund

Class C Shares for the Six Months                         Dollar
Ended June 30, 2002                       Shares          Amount

Shares sold                              261,280     $    1,932,420
Shares redeemed                        (564,456)        (4,142,372)
                                  --------------     --------------
Net decrease                           (303,176)     $  (2,209,952)
                                  ==============     ==============



Merrill Lynch Strategy Series, Inc., June 30, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)



All-Equity Fund

Class C Shares for the Year                               Dollar
Ended December 31, 2001                   Shares          Amount

Shares sold                            1,495,572     $   12,056,484
Shares redeemed                        (791,263)        (6,174,505)
                                  --------------     --------------
Net increase                             704,309     $    5,881,979
                                  ==============     ==============



All-Equity Fund

Class D Shares for the Six Months                         Dollar
Ended June 30, 2002++                     Shares          Amount

Shares sold                                2,480     $       18,564
Automatic conversion of shares                15                114
                                  --------------     --------------
Total issued                               2,495             18,678
Shares redeemed                         (61,120)          (446,736)
                                  --------------     --------------
Net decrease                            (58,625)     $    (428,058)
                                  ==============     ==============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



All-Equity Fund

Class D Shares for the Year                               Dollar
Ended December 31, 2001++                 Shares          Amount

Shares sold                               87,025     $      708,859
Automatic conversion of shares                97                725
                                  --------------     --------------
Total issued                              87,122            709,584
Shares redeemed                        (307,830)        (2,449,087)
                                  --------------     --------------
Net decrease                           (220,708)     $  (1,739,503)
                                  ==============     ==============

++Prior to March 28, 2002, Class D Shares were designated Class A
Shares.



5. Capital Loss Carryforward:
On December 31, 2001, each Fund in the Corporation had a net capital loss carryforward as follows: $1,068,621 in the Growth and Income Fund, of which $96,058 expires in 2008 and $972,563 expires in 2009; $1,283,890 in the Long-Term Growth Fund, of which $100,450 expires in 2008 and $1,183,440 expires in 2009; and $3,474,890 in the
All-Equity Fund, of which $159,457 expires in 2008 and $3,315,433 expires in 2009. This amount will be available to offset like amounts of any future taxable gains.